Deferred Grants (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Deferred Grants

NOTE 9 — DEFERRED GRANTS

On January 14, 2013 and January 27, 2014, Sichuan Wetouch received RMB11.2 million (equivalent to US$1.8 million) and RMB4.8 million (equivalent to US$0.8 million) government subsidies, respectively, from Sichuan Provincial Government in supporting the initial set-up and construction of production facility. The Company completed the construction of the plant in June 2013 and there were no other unfulfilled conditions and/or other contingencies attaching to government assistance which has been recognized as income.

Since the funding is related to the construction of long-term assets, the amounts were recognized as government grant, which is included in deferred grants on the consolidated balance sheets, and to be recognized as other income in the consolidated statements of comprehensive income (loss) over the periods and in the proportions in which depreciation expense on the long-term assets is recognized.

As of December 31, 2019, the remaining deferred grants are as below:

US$
Years ended December 31
2020	$229,826
2021	229,826
2023	229,826
2024	176,199
Total deferred grants	865,677
less: current portion	(229,826)
Deferred grants- non-current	623,851